Risks arising from Financial instruments - Summary of Hedging Reserve and Hedging Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
As per 1 January	$ 481	$ 376
Change in fair value of hedging instrument recognized in OCI	182	888
Reclassified to profit or loss / cost of inventory	(518)	(783)
As per 31 December	145	481
Foreign currency futures [member]
Disclosure of detailed information about hedging instruments [line items]
As per 1 January	679	20
Change in fair value of hedging instrument recognized in OCI	143	766
Reclassified to profit or loss / cost of inventory	(331)	(107)
As per 31 December	491	679
Commodity Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
As per 1 January	(306)	274
Change in fair value of hedging instrument recognized in OCI	39	123
Reclassified to profit or loss / cost of inventory	(208)	(703)
As per 31 December	(476)	(306)
Other hedging instrument [member]
Disclosure of detailed information about hedging instruments [line items]
As per 1 January	111	84
Reclassified to profit or loss / cost of inventory	22	27
As per 31 December	$ 131	$ 111